                                  FORM N-SAR-U
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending: __/__/__ (a)

     or fiscal year ending: 12/31/06 (b)

Is this a transition report? (Y/N) N

Is this an amendment to a previous filing? (Y/N) N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.   A.   Registrant Name:     Farmers Variable Life Separate Account A

     B.   File Number:         811-09507

     C.   Telephone Number:    206-232-8400

2.   A.   Street:              3003 - 77th Avenue, S.E.

     B.   City:                Mercer Island

     C.   State:               WA

     D.   Zip Code:            98040

          Zip Ext:             ____________________

     E.   Foreign Country:     ____________________

          Foreign Postal Code: ____________________

3.   Is this the first filing on this form by Registrant? (Y/N) N

4.   Is this the last filing on this form by Registrant? (Y/N) N

5. Is Registrant a small business investment company (SBIC)? (Y/N) N [If answer is "Y" (Yes), complete only items 89 through 110.]

6.   Is Registrant a unit investment trust (UIT)? (Y/N) Y
     [If answer is "Y" (Yes) complete only items 111 through 132.]

7.   A.   Is Registrant a series or multiple portfolio company? (Y/N) N
          [If answer is "N" (No), go to item 8.]

     B. How many separate series or portfolios did Registrant have at the end of the period? _____


                                        1

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                                                         If filing more than one
                                                         Page 47,"X" box: [  ]

For period ending 12/31/06

File number 811-09507

UNIT INVESTMENT TRUSTS

111. A.   [/]  Depositor Name: _________________________________________________

     B.   [/]  File Number (If any): ___________________________________________

     C.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

111. A.   [/]  Depositor Name: _________________________________________________

     B.   [/]  File Number (If any): ___________________________________________

     C.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

112. A.   [/]  Sponsor Name: ___________________________________________________

     B.   [/]  File Number (If any): ___________________________________________

     C.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

112. A.   [/]  Sponsor Name: ___________________________________________________

     B.   [/]  File Number (If any): ___________________________________________

     C.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________


                                        2

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                                                         If filing more than one
                                                         Page 48,"X" box: [  ]

For period ending 12/31/06

File number 811-09507

113. A.   [/]  Trustee Name: ___________________________________________________

     B.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

113. A.   [/]  Trustee Name: ___________________________________________________

     B.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

114. A.   [ ]  Principal Underwriter Name: Farmers Financial Solutions, LLC

     B.   [ ]  File Number 8-052361

     C.   [ ]  City: Agoura Hills State: CA Zip Code: 91301 Zip Ext.: 2054

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

114. A.   [ ]  Principal Underwriter Name: Principal Funds Distributor, Inc.

     B.   [ ]  File Number 8-050200

     C.   [ ]  City: Seattle State: WA Zip Code: 98101 Zip Ext.: _______________

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

115. A.   [/]  Independent Public Accountant Name: _____________________________

     B.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________

115. A.   [/]  Independent Public Accountant Name: _____________________________

     B.   [/]  City: ________ State: ________ Zip Code: ________ Zip Ext.: _____

          [/]  Foreign Country: _______________ Foreign Postal Code: ___________


                                        3

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                                                         If filing more than one
                                                         Page 49,"X" box: [  ]

For period ending 12/31/06

File number 811-09507

116. Family of investment companies information:

     A.   [/]  Is Registrant part of a family of investment companies? (Y/N) ___

                                                                          ______
                                                                             Y/N

     B.   [/]  Identify the family in 10 letters: ______________________________
               (Note: In filing this form, use this identification consistently for all investment companies in family. This designation is for
               purposes of this form only.)                               ______
                                                                             Y/N

117. A.   [/]  Is Registrant a separate account of an insurance company? (Y/N)
               _______                                                    ______
                                                                             Y/N

     If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

     B.   [/]  Variable annuity contracts? (Y/N) _______                  ______
                                                                             Y/N

     C.   [/]  Scheduled premium variable life contracts? (Y/N) _______   ______
                                                                             Y/N

     D.   [/]  Flexible premium variable life contracts? (Y/N) _______    ______
                                                                             Y/N

     E.   [/]  Other types of insurance products registered under the Securities
               Act of 1933? (Y/N) _______                                 ______
                                                                             Y/N

118. [/] State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933 _______________

                                                                          ______

119. [/] State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period ________

                                                                          ______

120. [/] State the total value of the portfolio securities on the date of deposit for the new series included in item 119
          ($000's omitted) ___________________________                   $______

121. [/] State the number of series for which a current prospectus was in existence at the end of the period ___________________________________

                                                                          ______

122. [/] State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
          _____________________                                           ______


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                                                         If filing more than one
                                                         Page 50,"X" box: [  ]

For period ending 12 /31/06

File number 811-09507

123. [/]  State the total value of the additional units considered in answering item 122 ($000's omitted) ____________________________________________

                                                                         $______

124. [/] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) __________________________________

                                                                         $______

125. [ ] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) ________________

                                                                         $ 4,522

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's
          omitted) _______________________                               $     0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                               Number of   Total Assets     Total Income
                                                                 Series       ($000's       Distributions
                                                               Investing     omitted)     ($000's omitted)
                                                               ---------   ------------   ----------------
A.   U.S. Treasury direct issue                                 ________     $_______          $_____

B.   U.S. Government agency                                     ________     $_______          $_____

C.   State and municipal tax-free                               ________     $_______          $_____

D.   Public utility debt                                        ________     $_______          $_____

E.   Brokers or dealers debt or debt of brokers' or dealers'
     parent                                                     ________     $_______          $_____

F.   All other corporate intermed. & long-term debt             ________     $_______          $_____

G.   All other corporate short-term debt                        ________     $_______          $_____

H.   Equity securities of brokers or dealers or parents of
     brokers or dealers                                         ________     $_______          $_____

I.   Investment company equity securities                           1        $120,693          $3,001

J.   All other equity securities                                ________     $_______          $_____

K.   Other securities                                           ________     $_______          $_____

L.   Total assets of all series of registrant                       1        $120,693          $3,001


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                                                         If filing more than one
                                                         Page 51,"X" box: [  ]

For period ending 12/31/06

File number 811-09507

128. [/] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the
          issuer? (Y/N) _______                                           ______
          [If answer is "N" (No), go to item 131.]                           Y/N

129. [/] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
          current period? (Y/N) _______                                   ______
          [If answer is "N" (No), go to item 131.]                           Y/N

130. [/] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from
          insurance or guarantees? (Y/N) _______                          ______
                                                                             Y/N

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) ____________________________________

                                                                         $   877

132. [/] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

811 - ______   811 - ______   811 - ______   811 - ______   811 - ______

This report is signed on behalf of the Registrant in Mercer Island, State of Washington.

Date: February 23, 2007.

(Name of Registrant, Depositor, or Trustee)

Farmers Variable Life Separate Account A


By: /s/ C. Paul Patsis                  Witness: /s/Brian F. Kreger
    ---------------------------------            -------------------------------
    C. Paul Patsis                               Brian F. Kreger
    President                                    Vice President, General
                                                 Counsel, and Secretary